BASIS OF PREPARATION OF CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2023
Disclosure Of Basis Of Preparation Of Condensed Consolidated Interim Financial Statements [Abstract]
BASIS OF PREPARATION OF CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS
NOTE 2 - BASIS OF PREPARATION OF CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

a.
The unaudited condensed consolidated interim consolidated financial statements of the Company as of June 30, 2023, and for the six-months and three-months interim periods ended on that date (hereinafter: "the Condensed Interim Financial Information") have been prepared in accordance with International Accounting Standard IAS 34, “Interim Financial Reporting”. These Condensed Consolidated Interim Financial Statements, that are unaudited, do not include all the information and disclosures that would otherwise be required in a complete set of annual financial statements and should be read in conjunction with the annual financial statements as of December 31, 2022, and their accompanying notes, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as published by the International Accounting Standards Board (“IASB”). The results of the Group and in the six -months and three-months periods ended June 30, 2023, do not necessarily provide indication of the results that can be expected in the year ended December 31, 2023.

b.	Estimates and judgments

The preparation of Condensed Interim Financial Information requires management to exercise its judgment and to use significant accounting estimates and assumptions that affect the application of the Group's accounting policy and the amounts of reported assets, liabilities, income and expenses. Actual results may materially differ from those estimates. In preparation of these Condensed Interim Financial Information, the significant accounting judgment exercised by management in implementing the accounting policy of the Group and the uncertainty associated with key sources of estimates are identical to those in the consolidated annual financial statements for the year ended December 31, 2022.